PENSION BENEFITS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Components of Net Periodic Benefit Cost
Service cost	$ 14,231	$ 12,276	$ 42,693	$ 36,828	$ 49,106	$ 55,788	$ 186,427
Interest cost	87,653	96,235	262,959	288,705	384,941	391,258	415,441
Expected return on plan assets	(109,836)	(102,812)	(329,508)	(308,436)	(411,247)	(369,382)	(316,795)
Amortization of transition obligation					0	0	2,868
Amortization of prior service cost					0	0	274
Amortization of accumulated loss	127,775	83,568	383,325	250,704	334,273	200,829	268,919
Total net periodic benefit expense	$ 119,823	$ 89,267	$ 359,469	$ 267,801	$ 357,073	$ 278,493	$ 557,134